Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net income	$ 43,987	¥ 295,201	¥ 240,879	¥ 128,689
Adjustments to reconcile net income to net cash provided by operating activities:
(Gain)/loss on disposal of property, plant and equipment	67	451	(828)	(223)
Depreciation of property, plant and equipment	7,114	47,744	45,969	45,860
Amortization of intangible assets	689	4,621	4,621	4,621
Deferred income taxes	(2,189)	(14,688)	(9,935)	(21,145)
Provision for doubtful accounts	5,694	38,214	31,716	29,574
Interest on convertible notes			1,023	59,528
Amortization of debt issuance costs			690	3,947
Share-based compensation			84,268	62,241
Change in fair value of equity securities	8,512	57,125
Impairment loss on available-for-sale equity securities		0	0	2,533
Loss on disposal of available-for-sale equity securities			167
Changes in operating assets and liabilities:
Accounts receivable	(4,524)	(30,367)	6,338	12,401
Inventories	(793)	(5,330)	286	(7,114)
Prepaid expenses and other receivables	(458)	(3,071)	(4,316)	7,023
Non-current deposits			9	12
Accounts payable	3,307	22,194	312	(991)
Accrued expenses and other payables	828	5,559	8,227	(2,541)
Deferred revenue	49,178	330,041	347,118	314,338
Amounts due to related parties			(4,679)	(49,879)
Income tax payable	403	2,706	6,024	2,859
Other non-current liabilities	6,216	41,718	60,873	45,899
Net cash provided by operating activities	118,031	792,118	818,762	637,632
Investing activities:
Purchase of property, plant and equipment	(4,573)	(30,689)	(67,066)	(24,693)
Proceeds from disposal of property, plant and equipment	71	479	372	272
Acquisition of available-for-sale equity securities				(66,154)
Proceeds from disposal of available-for-sale equity securities			217
Net cash used in investing activities	(4,502)	(30,210)	(66,477)	(90,575)
Financing activities:
Repayment of bank loan				(60,000)
Payment for dividends to shareholders	(2,708)	(18,173)
Payment for dividends to holder of non-controlling interests	(450)	(3,019)	(2,015)
Net cash used in financing activities	(3,158)	(21,192)	(2,015)	(60,000)
Effect of foreign currency exchange rate change on cash and cash equivalents	974	6,535	(9,924)	14,785
Net increase in cash and cash equivalents	111,345	747,251	740,346	501,842
Cash and cash equivalents at beginning of year	633,361	4,250,610	3,510,264	3,008,422
Cash and cash equivalents at end of year	744,706	4,997,861	4,250,610	3,510,264
Non-cash investing activities:
Payable for property, plant and equipment				572
Property, plant and equipment acquired by non-current deposits	1,607	10,783
Non-cash financing activity:
Payable for dividends to holder of non-controlling interests	152	1,020
Supplemental disclosures of cash flow information:
Cash paid during the year for income taxes	$ 10,913	¥ 73,242	66,567	57,506
Cash refund during the year for income taxes				1,598
Cash paid for interest			¥ 1,537	¥ 94,057